CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($)	Total	Common Stock Class A Common Stock	Common Stock Class B Common Stock	Additional Paid-in Capital	Retained Earnings
Balance at Oct. 17, 2019	$ 0		$ 0	$ 0	$ 0
Balance (in shares) at Oct. 17, 2019			0
Issuance of Class B ordinary shares to sponsor	0		$ 0	0	0
Issuance of Class B ordinary shares to sponsor (in shares)			1
Net loss	(17,631)		$ 0	0	(17,631)
Balance at Dec. 31, 2019	(17,631)	$ 0	$ 0	0	(17,631)
Balance (in shares) at Dec. 31, 2019		0	1
Cancellation of Class B ordinary share	0	$ 0	$ 0	0	0
Cancellation of Class B ordinary share (in shares)		0	(1)
Issuance of Class B ordinary shares to sponsor	25,000	$ 0	$ 2,070	22,930	0
Issuance of Class B ordinary shares to sponsor (in shares)		0	20,700,000
Sale of 82,800,000 Units, net of underwriting discount and offering expenses	783,843,654	$ 8,280	$ 0	783,835,374	0
Sale of 82,800,000 Units, net of underwriting discount and offering expenses (in shares)		82,800,000	0
Sale of 10,933,333 Private Placement Warrants	16,400,000	$ 0	$ 0	16,400,000	0
Ordinary shares subject to redemption	(788,506,176)	$ (7,884)	$ 0	(788,498,292)	0
Ordinary shares subject to redemption (in shares)		(78,839,453)	0
Net loss	(6,744,840)		$ 0	0	(6,744,840)
Balance at Dec. 31, 2020	$ 5,000,007	$ 396	$ 2,070	$ 11,760,012	$ (6,762,471)
Balance (in shares) at Dec. 31, 2020		3,960,547	20,700,000